Geographic Information (Tables)	9 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Property and Equipment by Geographical Region
The following tables present property and equipment by geographic region for the periods presented (in thousands):

	March 31,
	2018	2019
North America	$13,311	$10,036
Europe, Middle East and Africa	4,755	7,347
Asia Pacific	312	376
Latin America	100	166
Total property and equipment, net	$18,478	$17,925

The following tables present property and equipment by geographic region for the periods presented (in thousands):

	March 31, 2019	December 31, 2019
North America	$10,036	$8,440
Europe, Middle East and Africa	7,347	17,878
Asia Pacific	376	1,590
Latin America	166	122
Total property and equipment, net	$17,925	$28,030